Note 3 - Material Accounting Policy Information - Amortization and Impairment (Details)	Dec. 31, 2023
Buildings [member]
Statement Line Items [Line Items]
Amortization Percentage	4.00%
Office and computer equipment [member]
Statement Line Items [Line Items]
Amortization Percentage	30.00%
Mining assets [member]
Statement Line Items [Line Items]
Amortization Percentage	30.00%